Financial Risk Management - Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Monetary Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ 2,386	₩ 2,109
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(2,386)	(2,109)
USD
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	1,682	1,468
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(1,682)	(1,468)
JPY
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	621	201
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(621)	(201)
Others
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	83	440
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ (83)	₩ (440)